Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation Plans [Abstract]
Stock-Based Compensation Plans

4.  Stock-Based Compensation Plans

We have two stock incentive plans under which a total of 3.8 million shares were able to be issued to key employees and directors through a grant of stock options, stock awards and/or performance stock units (“PSUs”).  The Compensation/Incentive Committee (“CIC”) of the Board of Directors administers these plans.

     We grant stock options, stock awards and PSUs to our officers, other key employees and directors to better align their long-term interests with those of our shareholders.  We grant stock options at an exercise price equal to the market price of our stock on the date of grant.  Options vest ratably annually over a three-year period.  Those granted in 2017, 2016 and 2015 have a contractual life of 5 years; those granted prior to 2014 have a contractual life of 10 years.  Restricted stock awards granted in 2015 vest ratably annually over a three year period.  Unrestricted stock awards generally are granted to our non-employee directors annually at the time of our annual meeting.  PSUs are contingent upon achievement of multi-year earnings per share (“EPS”) targets or total shareholder return (“TSR”) targets.  Upon achievement of targets, PSUs are converted to unrestricted shares of stock.

    We recognize the cost of stock options, stock awards and PSUs on a straight-line basis over the service life of the award, generally the vesting period.  We include the cost of all stock-based compensation in selling, general and administrative expense.

In May 2017, the CIC granted 3,762 unrestricted shares of stock to the Company’s outside directors.

PERFORMANCE AWARDS

In February 2015, 2016 and 2017, the CIC granted PSUs contingent upon the achievement of certain  TSR targets as compared to the TSR of a group of peer companies for the three-year measurement period, at which date the awards may vest.  We utilize a Monte Carlo simulation approach in a risk-neutral framework with inputs including historical volatility and the risk-free rate of interest to value these TSR awards.  We amortize the total estimated cost over the service period of the award.

In February 2015, 2016 and 2017, the CIC granted PSUs contingent on the achievement of certain EPS targets over the three-year measurement period.  At the end of each reporting period, we estimate the number of shares of stock we believe will ultimately vest and record that expense over the service period of the award.

Comparative data for the PSUs include:

	2017 Awards	2016 Awards	2015 Awards
TSR Awards
Shares of stock granted	7,304	9,541	10,761
Per-share fair value	$ 226.95	$ 150.74	$ 142.55
Volatility	21.8%	26.7%	25.2%
Risk-free interest rate	1.44%	0.89%	0.93%

EPS Awards
Shares of stock granted	7,304	9,541	10,761
Per-share fair value	$ 172.60	$ 126.37	$ 113.14

Common Assumptions
Service period (years)	2.9	2.9	2.9
Three-year measurement period ends December 31,	2019	2018	2017

The following table summarizes total stock option, stock award and PSU activity during 2017:

	Stock Options				Stock Awards		Performance Units (PSUs)
		Weighted Average		Aggregate		Weighted			Weighted
			Remaining	Intrinsic		Average	Number of		Average
	Number of	Exercise	Contractual	Value	Number of	Grant-Date	Target		Grant-Date
	Options	Price	Life (Years)	(thousands)	Awards	Price	Units		Price
Outstanding at January 1, 2017	1,827,978	$114.09			45,267	$98.82	63,774		$118.95
Granted	330,550	231.91			3,762	203.52	27,622		156.04
Exercised/Vested	(422,914)	93.01			(38,273)	102.67	(36,812)		99.50
Canceled/ Forfeited	(37,156)	143.71			(1,050)	121.75	(852)		135.09
Outstanding at December 31, 2017	1,698,458	141.62	4.4	$173,650	9,706	121.75	53,732		151.09

Vested and expected to vest
at December 31, 2017	1,698,458	141.62	4.4	173,650	9,706	121.75	93,170	*	154.65
Exercisable at December 31, 2017	912,889	108.96	4.7	123,146	n.a.	n.a.	n.a.		n.a.
* Amount includes 37,466 share units which vested and were converted to shares of stock and distributed in the first quarter of 2018.

We estimate the fair value of stock options using the Black-Scholes valuation model.  We determine expected term, volatility, and dividend yield and forfeiture rate based on our historical experience.  We believe that historical experience is the best indicator of these factors.

Comparative data for stock options, stock awards and PSUs include (in thousands, except per-share amounts):

	Years Ended December 31,
	2017	2016	2015
Total compensation expense of stock-based compensation
plans charged against income	$16,256	$13,773	$14,737
Total income tax benefit recognized in income for stock
based compensation expense charged against income	5,690	5,062	5,416
Total intrinsic value of stock options exercised	50,192	17,635	45,600
Total intrinsic value of stock awards vested during the period	6,983	7,429	12,065
Per-share weighted averaged grant-date fair value of
stock awards granted	203.52	126.53	121.75

The assumptions we used to value stock option grants are as follows:

	2017	2016	2015

Stock price on date of issuance	$231.91	$135.85	$157.36
Grant date fair value per share	$46.27	$22.74	$29.46
Number of options granted	330,550	505,775	422,750
Expected term (years)	4.0	4.0	4.0
Risk free rate of return	1.86%	1.09%	1.57%
Volatility	22.80%	21.10%	22.20%
Dividend yield	0.5%	0.8%	0.6%
Forfeiture rate	-	-	-

Other data for stock options, stock awards and PSUs for 2017 include (dollar amounts in thousands):

	Stock	Stock
	Options	Awards	PSUs

Total unrecognized compensation at the end of the year	$23,900	$446	$3,716
Weighted average period over which unrecognized compensation to be recognized (years)	2.3	0.4	1.7
Actual income tax benefit realized	$17,271	$2,403	$3,195
Aggregate intrinsic value vested and expected to vest	$173,650	$2,367	$22,720

EMPLOYEE STOCK PURCHASE PLAN (“ESPP”)

The ESPP allows eligible participants to purchase shares of stock through payroll deductions at current market value.  We pay administrative and broker fees associated with the ESPP.  Shares of stock purchased for the ESPP are purchased on the open market and credited directly to participants’ accounts.  In accordance with the FASB’s guidance, the ESPP is non-compensatory.